As filed with the Securities and Exchange Commission on May 24, 2007

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-6194

The Chaconia Income & Growth Fund, Inc.
(Exact name of registrant as specified in charter)

C/O U.S. Bancorp Fund Services, LLC
615 E. Michigan St., Third Floor, Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Foley & Lardner LLP, 777 E. Wisconsin Avenue, Milwaukee, WI 53202
(Name and address of agent for service)

1-800-368-3322
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2007

Date of reporting period:  March 31, 2007

Item 1. Schedule of Investments.

Chaconia Income & Growth Fund
Schedule of Investments
March 31, 2007 (Unaudited)

Shares		Value
	COMMON STOCKS - 72.5%
	Aerospace & Defense - 4.6%
4,000	The Boeing Company	$355,640
5,900	General Dynamics Company	450,760
		806,400
	Basic Materials - 1.5%
5,900	The Dow Chemical Company	270,574
	Capital Goods - 2.5%
12,400	General Electric Company	438,464
	Consumer Discretionary - 7.4%
8,300	Darden Restaurants, Inc.	341,877
3,500	Target Corporation	207,410
6,900	The TJX Companies, Inc.	186,024
8,100	The Walt Disney Company	278,883
4,900	Yum! Brands, Inc.	283,024
		1,297,218
	Data Processing - 1.4%
4,900	Automatic Data Processing, Inc.	237,160
	Financial Services - 18.0%
4,600	Bank of America Corporation	234,692
6,900	Citigroup, Inc.	354,246
6,898	Countrywide Financial Corporation	232,049
4,700	Fannie Mae	256,526
3,000	Freddie Mac	178,470
2,600	The Goldman Sachs Group, Inc.	537,238
7,700	J.P. Morgan Chase & Co.	372,526
3,800	Lehman Brothers Holdings, Inc.	266,266
5,500	Merrill Lynch & Co., Inc.	449,185
3,208	Morgan Stanley	252,662
		3,133,860
	Health Care - 9.5%
5,000	Beckman Coulter, Inc.	319,450
17,100	Boston Scientific Corp. *	248,634
4,200	Express Scripts, Inc. *	339,024
6,100	Pfizer Inc.	154,086
6,100	UnitedHealth Group, Incorporated	323,117
3,400	Wellpoint Inc. *	275,740
		1,660,051
	Insurance - 5.2%
5,000	AFLAC Incorporated	235,300
3,600	American International Group, Inc.	241,992
4,700	Loews Corporation	213,521
9,800	The Progressive Corporation	213,836
		904,649
	Integrated Oils - 6.5%
4,800	Apache Corporation	339,360
6,600	Devon Energy Corporation	456,852
5,200	Occidental Petroleum Corporation	256,412
2,900	Spectra Energy Corporation	76,183
		1,128,807
	Multi-Utilities - 2.2%
5,900	Duke Energy Corporation	119,711
7,000	Southern Company	256,550
		376,261
	Semiconductors - 2.6%
18,500	Intel Corporation	353,905
2,500	International Rectifier Corporation *	95,525
		449,430
	Software - 1.0%
4,900	Autodesk, Inc. *	184,240
	Technology - 4.4%
16,800	Corning Incorporated *	382,032
7,800	Flextronics International Ltd. *(f)	85,332
3,200	International Business Machines Corporation (IBM)	301,632
		768,996
	Telecommunications - 4.4%
8,200	American Tower Corporation - Class A *	319,390
22,400	Avaya, Inc. *	264,544
10,300	Motorola, Inc.	182,001
		765,935
	Transportation - 1.3%
2,300	Union Pacific Corporation	233,565
	TOTAL COMMON STOCKS (Cost $9,829,417)	$12,655,610
	MUTUAL FUNDS - 3.4%
	Mutual Funds - 3.4%
237,123	Trinidad & Tobago Unit Trust Corporation First Unit Scheme *(f)(a)	597,242
	TOTAL MUTUAL FUNDS (Cost $429,530)	$597,242

Principal
Amount		Value
	ASSET BACKED SECURITIES - 1.6%
$10,743	Comed Transitional Funding Trust,
	Series 1998-1, Class A6, 5.63%, 06/25/2009	10,753
90,000	Connecticut RRB Special Purpose Trust, CL&P
	Series 2001-1, Class A5, 6.21%, 12/30/2011	92,993
100,000	CPL Transition Funding LLC,
	Series 2002-1, Class A5, 6.25%, 01/15/2017	107,199
66,358	West Pennsylvania Funding,
	Series 1999-A, 6.98%, 12/25/2008	67,223
	TOTAL ASSET BACKED SECURITIES (Cost $289,985)	$278,168
	CORPORATE BONDS - 3.4%
	Financial Services - 0.6%
	Residential Capital Corp.,
100,000	6.38%, 06/30/2010	100,045
	Transportation - 2.8%
107,139	The Burlington Northern and Santa Fe Railway Company,
	5.94%, 01/15/2022	110,852
74,568	Continental Airlines Inc. Pass Thru Certificates,
	Series 2000-2, 7.71%, 04/02/2021	82,444
90,000	FedEx Corporation,
	1993-A, 8.76%, 05/22/2015	100,623
100,000	Norfolk Southern Corp.,
	5.26%, 09/17/2014	97,722
97,012	Union Pacific Corporation,
	2003-1, 4.70%, 01/02/2024	92,609
		484,250
	TOTAL CORPORATE BONDS (Cost $584,564)	$584,295
	MORTGAGE BACKED SECURITIES - 6.1%
	Federal National Mortgage Association (FNMA):
91,186	5.50%, 04/01/2036	90,354
94,954	6.00%, 05/01/2036	95,689
		186,043
	Government National Mortgage Association
	(GNMA) Real Estate Mortgage Investment
	Conduit Pass-Thru Certificates:
88,635	5.50%, 01/20/2035	88,091
92,297	5.00%, 11/20/2035	89,541
128,024	Series 2002-83, Class A, 3.313%, 04/16/2017	126,087
103,617	Series 2004-78, Class A, 3.59%, 11/16/2017	101,292
89,324	Series 2005-2, Class B, 4.116%, 03/16/2019	87,673
117,796	Series 2003-48, Class AB, 2.866%, 02/16/2020	114,803
19,066	Series 2001-12, Class B, 6.164%, 06/16/2021	19,210
30,887	Series 2003-43, Class A, 2.709%, 07/16/2021	30,294
77,513	Series 2004-25, Class AC, 3.377%, 01/16/2023	75,260
67,278	Series 2005-14, Class A, 4.13%, 02/16/2027	66,191
75,157	Series 2003-72, Class B, 4.356%, 02/16/2030	73,821
		872,263
	TOTAL MORTGAGE BACKED SECURITIES (Cost $1,059,817)	1,058,306

	U.S. GOVERNMENT AGENCY ISSUES - 12.5%
	AID - ISRAEL:
200,000	5.50%, 09/18/2023	209,858
200,000	5.50%, 12/04/2023	209,929
		419,787
	Amethyst,
158,343	4.62%, 04/15/2016	156,024
	Federal National Mortgage Association (FNMA):
200,000	3.375%, 12/15/2008	195,140
200,000	4.625%, 10/15/2013	197,096
		392,236
	Federal Home Loan Mortgage Corporation (FHLMC),
200,000	3.625%, 09/15/2008	196,504
	Rowan Companies,
126,000	5.88%, 03/15/2012	128,367

	Small Business Administration (SBA)
	Participation Certificates:
106,244	Series 2004-10C, Class 1,
	4.23%, 05/01/2014	104,306
201,448	Series 2002-20H, Class 1,
	5.31%, 08/01/2022	203,399
79,494	Series 2003-20J, Class 1,
	4.92%, 10/01/2023	78,925
328,534	Series 2004-20E, Class 1,
	5.18%, 05/01/2024	329,872
167,515	Series 2004-20F, Class 1,
	5.52%, 06/01/2024	170,506
		887,008
	TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $2,180,449)	$2,179,926
	SHORT TERM INVESTMENT - 1.1%
	Money Market Fund - 1.1%
194,643	First American Treasury Obligations Fund - Class Y	194,643
	TOTAL SHORT TERM INVESTMENT (Cost $194,643)	194,643
	Total Investments (Cost $14,568,405) - 100.6%	17,548,191
	Liabilities in Excess of Other Assets - (0.6)%	-103,925
	TOTAL NET ASSETS - 100.0%	$17,444,266

*	Non Income Producing.
(a)	Affiliated issuer.
(f)	Foreign security.

The cost basis of investments for federal income tax purposes at March 31, 2007 was as follows*:

Cost of investments                                                                         $14,568,405
Gross unrealized appreciation                                                                 3,552,828
Gross unrealized depreciation                                                                (573,042)
Net unrealized appreciation                                                                           $2,979,786

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Chaconia Income & Growth Fund, Inc.

By (Signature and Title)   /s/Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date   May 21, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/Gayle Daniel-Worrell
Gayle Daniel-Worrell, President

Date   May 21, 2007

By (Signature and Title)*   /s/Eutrice Carrington
Eutrice Carrington, Treasurer

Date   May 21, 2007